Note 10 - Dividends distribution	12 Months Ended
Dec. 31, 2023
Note 10 - Dividends distribution
Note 10 - Dividends distribution

10       Dividends distribution

On November 1, 2023, the Company’s Board of Directors approved an interim dividend of $0.20 per outstanding share ($0.40 per ADS), or approximately $235 million, paid on November 22, 2023, with an ex-dividend date of November 20, 2023.

On May 3, 2023, the Company’s shareholders approved an annual dividend in the amount of $0.51 per share ($1.02 per ADS). The amount approved by the shareholders included the interim dividend previously paid on November 23, 2022 in the amount of $0.17 per share ($0.34 per ADS). The balance, amounting to $0.34 per share ($0.68 per ADS), was paid on May 24, 2023, for an amount of approximately $401 million. In the aggregate, the interim dividend paid in November 2022 and the balance paid in May 2023 amounted to approximately $602 million.

On May 3, 2022, the Company’s shareholders approved an annual dividend in the amount of $0.41 per share ($0.82 per ADS). The amount approved included the interim dividend previously paid on November 24, 2021 in the amount of $0.13 per share ($0.26 per ADS). The balance, amounting to $0.28 per share ($0.56 per ADS), was paid on May 25, 2022, for an amount of approximately $331 million. In the aggregate, the interim dividend paid in November 2021 and the balance paid in May 2022 amounted to approximately $484 million.